Retail | Vanguard Global Wellington Fund
Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation and moderate current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees<br/><br/> (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard Global Wellington Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses<br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard Global Wellington Fund		Investor Shares	Admiral Shares
Management Fees		0.42%	0.34%
12b-1 Distribution Fee		none	none
Other Expenses		0.04%	0.02%
Total Annual Fund Operating Expenses	[1]	0.46%	0.36%
[1]	The Fund’s custodian has contractually agreed to waive a portion of its custody fee based on an offset arrangement. The Fund’s Total Annual Fund Operating Expenses after the custody fee offset was 0.45% for Investor Shares and 0.35% for Admiral Shares.

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard Global Wellington Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	47	148	258	579
Admiral Shares	37	116	202	456

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the fiscal period from November 2, 2017, to August 31, 2018, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying equity securities of established large and mid-size U.S. and foreign companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of the Fund’s assets are invested mainly in U.S. and foreign fixed income securities that the advisor believes will generate a moderate level of current income. These securities include investment-grade corporate bonds, with some exposure to government and government agency bonds, and mortgage-backed securities. The Fund may also invest in local currency bonds.
Principal Risks
The Fund is subject to the risks associated with the U.S. and foreign stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund’s bond holdings may counteract some of the volatility experienced by the Fund’s stock holdings.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. For mortgage-backed securities, this risk is known as prepayment risk.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/ or liquidity of securities issued by governments, government agencies, or companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of governments, government agencies, or companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates.

• Investment style risk, which is the chance that returns from mid- and large-capitalization value stocks will trail returns from global stock markets. Mid- and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global stock market in general. These periods have, in the past, lasted for as long as several years.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Stock market risk, which is the chance that stock prices overall will decline.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.